Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash deposited with related parties		$ 283,790
Receivables from related parties		3,332
Deposits from related parties		500
Accounts receivable, net of allowance from related parties		40,730
Other assets from related parties		9
Payables to related parties, brokers, dealers and clearing organizations		2,404
Deferred revenues from related parties	$ 4,772	9,151
Tradeweb Markets LLC | Successor
Cash deposited with related parties		283,790
Receivables from related parties		3,332
Deposits from related parties		500
Accounts receivable, net of allowance from related parties		40,730
Other assets from related parties		9
Payables to related parties, brokers, dealers and clearing organizations		2,404
Deferred revenues from related parties		$ 9,151
Tradeweb Markets LLC | Predecessor
Cash deposited with related parties			$ 234,107
Deposits from related parties			500
Accounts receivable, net of allowance from related parties			27,163
Other assets from related parties			27
Deferred revenues from related parties			5,106
Payables to related parties			$ 2,555